Related party transactions (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Total associates and joint ventures	$ 2,074	$ 630	$ 4,013
Total other related parties	(1,702)	(17,353)	(33,002)
Total parent company	5	119	(48)
Total Directors and Senior Management	(16,838)	(38,993)	(15,445)
Total	(16,461)	(55,597)	(44,482)
Donations	874	1,403	1,277
Income from sales and services from agricultural business	382,931	376,071	511,222
Comparaencasa Ltd [Member]
Statement [Line Items]
Financial operations	1,563	279	1,538
BACS [Member]
Statement [Line Items]
Financial operations	0	0	464
BHN Vida S.A. [Member]
Statement [Line Items]
Financial operations	(24)	(12)	208
BHN Seguros Generales S.A. [Member]
Statement [Line Items]
Financial operations	(8)	(5)	186
Other Associates And Joint Ventures [Member]
Statement [Line Items]
Corporate services	276	342	249
Financial operations	213	260	1,089
Leases and or rights of use	54	(234)	279
Sociedad Rural Argentina [Member]
Statement [Line Items]
Financial operations	3,904	250	15
IFISA [Member]
Statement [Line Items]
Financial operations	5	119	(48)
Other Related Parties [Member]
Statement [Line Items]
Corporate services	62	(799)	0
Financial operations	(371)	(703)	(465)
Leases and or rights of use	(193)	(4)	(71)
Fees and remunerations	(1,017)	(45)	0
Legal services	575	665	0
Donations	1,017	85	0
Income from sales and services from agricultural business	1,193	1,092	0
CAMSA And Its Subsidiaries [Member]
Statement [Line Items]
Management fee	(7,866)	(17,683)	(33,388)
Yad Levim [Member]
Statement [Line Items]
Financial operations	937	799	907
Rundel Global LTD [Member]
Statement [Line Items]
Financial operations	3,241	490	0
Directors [Member]
Statement [Line Items]
Management fee	(16,427)	(38,090)	(14,594)
Senior Management [Member]
Statement [Line Items]
Compensation of Directors and senior management	$ (411)	$ (903)	$ (851)